Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Information
Schedule of information by segment

	Consumer Products		EV		Total
	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Revenue from external customers	$20,447,438	$22,469,575	$185,750	$420,209	$20,633,188	$22,889,784
Revenue from inter segment	(375,539)	(105,710)		—	(375,539)	(105,710)
Cost of revenue	16,546,125	19,419,498	114,262	397,765	16,660,387	19,817,263
Gross profit	3,901,313	3,050,077	71,488	22,444	3,972,801	3,072,521
Interest Expenses	137,594	184,019	—	269	137,594	184,288
Depreciation & amortization	140,507	135,353	329,842	308,477	470,349	443,830
Capital expenditure	—	9,524	5,086	—	5,086	9,524
Segment assets	108,333,237	91,208,442	12,152,496	22,734,860	120,485,733	113,943,302
Segment profit	$199,180	$1,815,262	$(6,951,392)	$(844,067)	$(6,752,212)	$971,195

Note 19 – Segment Information (continued)

Schedule of long-lived assets, by geographic information about the revenues

	For the six months ended June 30,
	2021	2020
Revenue from China	$20,633,188	$22,889,784
Revenue directly from foreign countries	—	—
Total Revenue	$20,633,188	$22,889,784